Goldman Sachs US Mortgages Fund Average Annual Total Returns - Class A Inst Inv Separate Account Inst R6 Shares [Member]			12 Months Ended	60 Months Ended	120 Months Ended
		Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Securitized Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent			8.49%	0.22%	1.68%
Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent			7.30%	(0.36%)	2.01%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent			3.92%	(1.18%)	0.86%
Performance Inception Date		Nov. 03, 2003
Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			2.35%	(2.34%)	(0.25%)
Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.29%	(1.39%)	0.17%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent			8.29%	(0.06%)	1.59%
Performance Inception Date		Nov. 03, 2003
Service Shares
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.21%	(0.17%)	1.50%
Performance Inception Date		Feb. 20, 2026
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent			8.21%	(0.17%)	1.50%
Performance Inception Date		Jul. 29, 2011
Separate Account Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent			8.32%	(0.08%)	1.60%
Performance Inception Date		Nov. 03, 2003
Class R Shares
Prospectus [Line Items]
Average Annual Return, Percent	[2]		8.21%	(0.17%)	1.50%
Performance Inception Date		Feb. 20, 2026
Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent			8.31%	(0.08%)	1.59%
Performance Inception Date		Jul. 31, 2015

[1]	Service Class Shares commenced operations on February 20, 2026. Because Service Class Shares have not had returns for a full calendar year as of the date of this Prospectus, the figures shown above provide performance for Investor Shares of the Fund. Performance has not been adjusted to reflect the higher expenses of Service Class Shares. Service Class Shares would have had lower returns because: (i) Investor Shares and Service Class Shares represent interests in the same portfolio of securities; and (ii) Service Class Shares have higher expenses.
[2]	Class R Shares commenced operations on February 20, 2026. Because Class R Shares have not had returns for a full calendar year as of the date of this Prospectus, the figures shown above provide performance for Investor Shares of the Fund. Performance has not been adjusted to reflect the higher expenses of Class R Shares. Class R Shares would have had lower returns because: (i) Investor Shares and Class R Shares represent interests in the same portfolio of securities; and (ii) Class R Shares have higher expenses.